Net Loss Per Share - Summary of Shares Excluded from Calculation of Diluted Net Loss per Share Applicable to Common Stockholders (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	4,386,985	3,843,867	4,318,357	3,843,867
Options to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	3,665,072	3,369,144	3,596,444	3,369,144
Warrants to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	721,913	474,723	721,913	474,723